LEASE - Finance leases - Maturities (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Maturities of finance leases
2025	$ 57,758
2026	27,049
2027	26,236
2028	25,010
2029	13,797
Thereafter	49,463
Total lease payments	$ 199,313